Convertible Bonds - (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 29, 2015 USD ($) $ / shares	Jun. 15, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) item $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Debt Instrument [Line Items]
Proceeds from convertible debt				$ 20,000	$ 46,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				26,667,410
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 2.7	$ 2.0	$ 2.7
Proceeds from Issuance of Warrants (in Dollars)				$ 65,002
Brilliant King, Poseidon and Union Sky
Debt Instrument [Line Items]
Number of promissory notes | item			3
Proceeds from convertible debt			$ 35,000
Debt conversion, converted instrument, shares issued (in shares) | shares			17,500,000
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares			$ 2		$ 2
Convertible promissory notes due and payable date			Jun. 11, 2016
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			27,500,000		27,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 2		$ 2
Proceeds from Issuance of Warrants (in Dollars)			$ 55,000
Vision Edge Limited
Debt Instrument [Line Items]
Proceeds from convertible debt		$ 20,000
Debt conversion, converted instrument, shares issued (in shares) | shares		7,407,410
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares	$ 2.66	$ 2.70
Convertible promissory notes due and payable date		Jun. 29, 2016
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		7,407,410
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 2.70
Proceeds from Issuance of Warrants (in Dollars)		$ 20,000
Options expiration date		Dec. 15, 2015
Proceeds from issuance or sale of equity	$ 19,705
Debt instrument, unamortized discount	$ 295